Expense Example - FidelityValueDiscoveryK6Fund-PRO - FidelityValueDiscoveryK6Fund-PRO - Fidelity Value Discovery K6 Fund - Fidelity Value Discovery K6 Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567